Other assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Current Assets [Abstract]
Disclosure Of Detailed Information About Other Current Assets [text block]

(€ million)	December 31, 2018		December 31, 2017
	Current	Non-current	Current	Non-current
Fair value of derivative financial instruments	1,594	68	1,231	80
Other current assets	664	724	342	1,243
	2,258	792	1,573	1,323